Other Income, Net (Tables)	12 Months Ended
Mar. 31, 2023
Expenses by nature [abstract]
Summary of Other Income

Other income consists of the following:

(Dollars in millions)
	Year ended March 31,
	2023	2022	2021
Interest income on financial assets carried at amortized cost	107	135	161
Interest income on financial assets fair valued through other comprehensive income	119	86	55
Dividend income on investments carried at fair value through profit or loss	—	—	1
Gain / (loss) on investments carried at fair value through profit or loss	18	24	10
Gain / (loss) on investments carried at fair value through other comprehensive income	—	—	11
Exchange gains / (losses) on forward and options contracts	(80)	12	75
Exchange gains / (losses) on translation of other assets and liabilities	131	24	(47)
Others	40	27	31
	335	308	297